Equity Incentive Plans - Summary of Assumption Used to Estimate the Grant Date Fair Value (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, minimum	1.21%	1.21%	1.61%
Risk-free interest rate, maximum	2.30%	1.60%	1.87%
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	51.60%	52.00%	78.10%
Volatility, maximum	55.80%	78.10%	93.50%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected terms (years)	5 years 3 months 18 days	5 years 2 months 12 days	5 years 4 months 24 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected terms (years)	7 years	5 years 8 months 12 days	6 years 2 months 12 days